Business Combinations - Schedule of Purchase Price Allocation for Acquisitions (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 25, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 08, 2015
Business Acquisition [Line Items]
Goodwill		$ 84	$ 81	$ 30
Less: Gain on bargain purchase		$ 0	$ 0	$ 10
Courier Corporation
Business Acquisition [Line Items]
Accounts receivable					$ 33
Inventories					59
Prepaid expenses and other current assets					38
Property, plant and equipment					158
Other intangible assets					104
Other noncurrent assets					8
Goodwill					51
Accounts payable and accrued liabilities					(19)
Other noncurrent liabilities					(6)
Deferred taxes-net					(84)
Total purchase price-net of cash acquired					342
Less: debt assumed					77
Less: value of common stock issued by RRD					154
Net cash paid					$ 111
Esselte Corporation
Business Acquisition [Line Items]
Accounts receivable	$ 54
Inventories	24
Prepaid expenses and other current assets	2
Property, plant and equipment	40
Other intangible assets	25
Accounts payable and accrued liabilities	(45)
Other noncurrent liabilities	(16)
Deferred taxes-net	20
Total purchase price-net of cash acquired	104
Less: value of common stock issued by RRD	18
Less: Gain on bargain purchase	10
Net cash paid	$ 76